Schedule III-Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule III-Supplementary Insurance Information
Future policy benefits and expenses	$ 210,978	$ 146,041	$ 136,447
Unearned premiums	4,281	2,996	3,256
Claims and benefits payable	108,426	110,544	116,068
Premium revenue	23,702	27,343	30,077
Net investment income	6,834	7,000	7,561
Benefits claims, losses and settlement expenses	15,941	21,281	19,617
Other operating expenses	$ 7,755	$ 9,935	$ 12,454